Balances and transactions with related parties	3 Months Ended
Mar. 31, 2020
Balances and transactions with related parties
Balances and transactions with related parties

21.Balances and transactions with related parties

The following table provides the total amount of transactions that have been entered into with related parties during the three months ended March 31, 2020 and 2019, as well as balances with related parties as of March 31, 2020 and December 31, 2019:

	For the three months
	March 31, 2020		As of March 31, 2020
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	—	(176)	—	(95)
Key management personnel	—	(75)	—	(34)
Other related parties	1	(19)	6	(7)

	For the three months
	March 31, 2019		As of December 31, 2019
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	18	(69)	—	(74)
Key management personnel	—	(51)	—	(83)
Other related parties	1	(21)	5	(1)

Benefits of key management and Board of Directors generally comprise of short-term benefits amounted to 66 during the three months ended March 31, 2020 (46 - during the three months ended March 31, 2019) and share-based payments amounted to 9 during the three months ended March 31, 2020 (5 - during the three months ended March 31, 2019).